CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive loss [Member]	Accumulated other comprehensive loss associated companies [Member]	Retained earnings [Member]
Balance at Dec. 31, 2011	$ 857,091	$ 79,125	$ 61,670	$ 548,354	$ (62,004)	$ (24,737)	$ 254,683
Balance (in shares) at Dec. 31, 2011	79,125,000	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	100,000	100,000
Shares issued	685	100	585
Loan advanced for share subscription	(685)	(100)	(585)
Amortization of stock based compensation	326		326
Payments in lieu of issuing shares	(1,455)		(1,455)
Equity component of convertible bond issuance, net	0		0
Amortization of deferred equity contributions	5,276			5,276
Loss on hedging financial instruments reclassified into earnings	27				27
Fair value adjustments to hedging financial instruments	55				(11,035)	11,090
Fair value adjustments to available for sale securities	601				601
Other comprehensive (loss)/ income	(3)				(3)
Net income	100,178						100,178
Dividends declared	(54,635)						(54,635)
Balance at Jun. 30, 2012	907,461	79,125	60,541	553,630	(72,414)	(13,647)	300,226
Balance (in shares) at Jun. 30, 2012	79,225,000	79,225,000
Balance at Dec. 31, 2011	857,091	79,125	61,670	548,354	(62,004)	(24,737)	254,683
Balance (in shares) at Dec. 31, 2011	79,125,000	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	6,100,000	6,100,000
Shares issued	89,596	6,100	83,496
Loan advanced for share subscription	0	0	0
Amortization of stock based compensation	569		569
Payments in lieu of issuing shares	(1,477)		(1,477)
Equity component of convertible bond issuance, net	0		0
Amortization of deferred equity contributions	13,018			13,018
Loss on hedging financial instruments reclassified into earnings	27				27
Fair value adjustments to hedging financial instruments	1,154				(18,407)	19,561
Fair value adjustments to available for sale securities	896				896
Other comprehensive (loss)/ income	67				67
Net income	185,836						185,836
Dividends declared	(152,009)						(152,009)
Balance at Dec. 31, 2012	994,768	85,225	144,258	561,372	(79,421)	(5,176)	288,510
Balance (in shares) at Dec. 31, 2012	85,225,000	85,225,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	8,035,000	8,035,000
Shares issued	128,915	8,035	120,880
Loan advanced for share subscription	0	0	0
Amortization of stock based compensation	140		140
Payments in lieu of issuing shares	(448)		(448)
Equity component of convertible bond issuance, net	20,722		20,722
Amortization of deferred equity contributions	6,385			6,385
Loss on hedging financial instruments reclassified into earnings	502				502
Fair value adjustments to hedging financial instruments	37,036				32,908	4,128
Fair value adjustments to available for sale securities	218				218
Other comprehensive (loss)/ income	(68)				(68)
Net income	57,442						57,442
Dividends declared	(36,371)						(36,371)
Balance at Jun. 30, 2013	$ 1,209,241	$ 93,260	$ 285,552	$ 567,757	$ (45,861)	$ (1,048)	$ 309,581
Balance (in shares) at Jun. 30, 2013	93,260,000	93,260,000